Accounts payable (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Accounts payable
Payable to a supplier of virtual simulation software	$ 77,266	$ 108,381	$ 115,425
Payable to a copyright supplier			110,090
Payable to accessories suppliers		5,326	23,571
Total	$ 77,266	$ 113,707	$ 249,086